Summary of Significant Accounting Policies - Summary of Property and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2018
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Shorter of life of lease or estimated useful life